DIGITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets
SCHEDULE OF DIGITAL ASSETS

	As of December 31,
	2025	2024

Digital assets
Bitcoin Treasury – freely-traded	$1,414,474	$10,550,934
Bitcoin Treasury – restricted (1)	13,486,847	19,890,199
Total	$14,901,321	$30,441,133

(1)	During the year ended December 31, 2025, the Group entered into a series of loan agreements with Ledn Cayman SEZC Inc.,with an aggregate principal amount of US$12.04 million. All loans have a 12-month term, bear annual interest rates ranging from 10.4% to 11.5%, and require a single full payment of principal and accrued interest on the maturity date; the Group may prepay the loans in whole or in part without penalty. The loan proceeds are used to purchase additional Bitcoin, with the collateral managed in accordance with the agreements’ terms. As of December 31, 2025, the outstanding principal loan balance of US$7,900,000 and an outstanding accrued interest was US$610,498, and the loans were secured by Bitcoin held in designated custodial wallets (restricted from trading), with the aggregate collateral amount totalling approximately 154 Bitcoin.